Short-Term Loans Receivable (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 21, 2022	Dec. 21, 2021
Debt Disclosure [Abstract]
Loan balance	¥ 100,000
Annual interest, percentage	7.20%
Short term loan		¥ 3,355	¥ 388